Note 14 - Goodwill - Carrying Amount of Goodwill Allocated to the Different Cash-Generating Units (Details) - BRL (R$) R$ in Millions		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement Line Items [Line Items]
Goodwill		R$ 31,401.9	R$ 30,511.2	R$ 30,953.1
North Latin America segment - Brazil, cash-generating unit [member]
Statement Line Items [Line Items]
Goodwill		17,668.4	17,424.6
Goodwill, gross		102,911.0	102,667.2
Goodwill, non-controlling transactions	[1]	(85,242.6)	(85,242.6)
North Latin America segment - Dominican Republic, cash-generating unit [member]
Statement Line Items [Line Items]
Goodwill		3,163.6	3,224.9
North Latin America segment - Cuba, cash-generating unit [member]
Statement Line Items [Line Items]
Goodwill	[2]	2.7	3.6
North Latin America segment - Panama, cash-generating unit [member]
Statement Line Items [Line Items]
Goodwill		1,149.3	1,060.1
South Latin America segment - Argentina, cash-generating unit [member]
Statement Line Items [Line Items]
Goodwill		443.9	518.0
South Latin America segment - Bolivia, cash-generating unit [member]
Statement Line Items [Line Items]
Goodwill		1,170.1	1,152.8
South Latin America segment - Chile, cash-generating unit [member]
Statement Line Items [Line Items]
Goodwill		47.0	42.7
South Latin America segment - Paraguay, cash-generating unit [member]
Statement Line Items [Line Items]
Goodwill		786.1	753.7
South Latin America segment - Uruguay, cash-generating unit [member]
Statement Line Items [Line Items]
Goodwill		170.7	165.8
Cash-generating unit in Canada [member]
Statement Line Items [Line Items]
Goodwill		R$ 6,800.1	R$ 6,165.0

[1]	It refers to the exchange of shareholdings operation occurred in 2013 as a result of the adoption of the predecessor basis of accounting.
[2]	The functional currency of Cuba, the Cuban convertible peso (CUC), has a fixed parity with the dollar (USD) at balance sheet date.